Short term investments	6 Months Ended
Jun. 30, 2020
Short term investments
Short term investments	11. Short term investments Short term investments as at June 30, 2020, amounted to a total of £0.0 million (December 31, 2019: £7.8 million) and consisted of fixed term deposits.